CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Revenue:
Total Revenue	$ 590,626	$ 784,587	$ 1,543,492	$ 3,384,423
Costs of revenue	325,534	686,197	905,106	2,680,940
Gross profit	265,092	98,390	638,386	703,483
Operating expenses
General and administrative expenses	347,872	607,537	3,359,080	2,072,456
Personnel expenses	25,162	116,664	97,680	408,908
Facilities expense	175,156	149,741	609,430	549,537
Professional fees	257,469	120,676	632,760	343,495
Depreciation expense	5,665	5,666	16,997	16,996
Total Operating Expenses	811,324	1,000,284	4,715,947	3,391,392
Operating loss	(546,232)	(901,894)	(4,077,561)	(2,687,909)
Other (expense) income:
Interest expense, net	(54,070)	(48,860)	(293,123)	(197,020)
Amortization of debt discount	(420,163)	0	(864,738)	0
Change in fair value of derivative liability	(412,977)	0	(731,919)	0
Gain on extinguishment of derivative liability	420,239	0	509,476	0
Loss on issuance of derivative	(105,527)	0	(105,527)	0
Loss on modification of debt	0	0	(51,480)	0
Loss on debt extinguishment	(352,760)	0	(1,236,303)	0
Total other (expense) income	(925,258)	(48,860)	(2,773,614)	(197,020)
Provision for income taxes	0	0	0	0
Net loss	$ (1,471,490)	$ (950,754)	$ (6,851,175)	$ (2,884,929)
Basic net loss per share	$ (0.29)	$ (0.42)	$ (1.52)	$ (1.28)
Diluted net loss per share	$ (0.29)	$ (0.42)	$ (1.52)	$ (1.28)
Weighted average shares outstanding - basic	5,083,427	2,252,727	4,501,826	2,252,727
Weighted average shares outstanding - diluted	5,083,427	2,252,727	4,501,826	2,252,727
Service [Member]
Revenue:
Total Revenue	$ 479,544	$ 508,913	$ 1,273,567	$ 2,104,275
Engineering Fees [Member]
Revenue:
Total Revenue	8,391	40,234	65,545	289,587
Materials [Member]
Revenue:
Total Revenue	$ 102,691	$ 235,440	$ 204,380	$ 990,561